Intangible assets, net	12 Months Ended
Dec. 31, 2014
Intangible assets, net [Abstract]
Intangible assets, net
10.	Intangible assets, net

The following table summarizes the Group's intangible assets:

	2013	2014
	RMB'000	RMB'000
Gross carrying amount:
Game licenses	4,561	102,038
Software licenses	—	1,639
Capitalized development costs for internal use software	620	3,040
Total of gross carrying amount	5,181	106,717
Less: accumulated amortization	(3,141)	(9,212)
Intangible assets, net	2,040	97,505

Amortization expenses for the years ended December 31, 2012, 2013 and 2014 were RMB1,151,000, RMB1,990,000 and RMB6,071,000, respectively.

The estimated amortization expenses for each of the following years are as follows:

RMB'000

2015	47,077
2016	36,966
2017	13,462
97,505

The weighted average amortization periods of intangible assets as of December 31, 2013 and 2014 are as below:

	As of December 31,
	2013	2014
	(years)	(years)

Game licenses	1.4	2.6
Software licenses	N/A	3
Capitalized development costs	1.5	1.5